CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 6,175,632	$ 15,916,141
Accounts receivable, net	3,560,882	2,843,148
Inventory	1,309,982	639,945
Prepaid expenses and other current assets	1,162,921	1,846,870
Total current assets	12,209,417	21,246,104
Property and equipment, net	3,265,865	2,404,402
Finance lease right-of-use assets	4,164,545	3,650,451
Operating lease right-of-use assets	5,238,553	5,632,771
Other assets	345,653	262,913
Total assets	25,224,033	33,196,641
Current liabilities:
Accounts payable	2,072,393	2,101,572
Accrued expenses	5,824,193	3,706,094
Equipment financing obligation	57,457	58,973
Finance lease liabilities	1,224,442	1,008,587
Operating lease liabilities	277,677	215,043
Total current liabilities	9,456,162	7,090,269
Equipment financing obligation, net of current portion	167,346	185,645
Finance lease liabilities, net of current portion	2,480,803	2,081,410
Operating lease liabilities, net of current portion	5,377,154	5,525,562
Senior Convertible Notes at fair value	12,928,404	13,651,000
Subordinated Convertible Notes at fair value	15,225,000	10,355,681
Earnout liability	4,610,000	12,810,000
Warrant liability	727,664	1,991,503
Total noncurrent liabilities	41,516,371	46,600,801
Total liabilities	50,972,533	53,691,070
Commitments and contingencies
Stockholders' deficit:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized at September 30, 2023 and December 31, 2022; no shares issued and outstanding
Common stock, $0.0001 par value, 100,000,000; 16,061,464 and 16,041,464 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	1,606	1,604
Additional paid-in capital	191,031,730	190,298,562
Accumulated deficit	(216,781,836)	(210,794,595)
Total stockholders' deficit	(25,748,500)	(20,494,429)
Total liabilities and stockholders' deficit	$ 25,224,033	$ 33,196,641